U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03828
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Seligman Municipal Fund Series, Inc.
on behalf of its:
Seligman Colorado Municipal Series
Seligman Georgia Municipal Series
Seligman Louisiana Municipal Series
Seligman Maryland Municipal Series
Seligman Massachusetts Municipal Series
Seligman Michigan Municipal Series
Seligman Minnesota Municipal Series
Seligman Missouri Municipal Series
Seligman National Municipal Series
Seligman New York Municipal Series
Seligman Ohio Municipal Series
Seligman Oregon Municipal Series
Seligman South Carolina Municipal Series
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  (Exact name of registrant as specified charter)

100 Park Avenue, New York, NY  10017
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  (Address of principal executive offices) (Zip code)

Lawrence P. Vogel, Treasurer
100 Park Avenue, New York, NY  10017
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  (Name and address of agent for service)

Registrant's telephone number, including area code: 212-850-1864 or Toll Free at
                                                    800-221-2450

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Date of fiscal year end:  9/30
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Date of reporting period:  7/1/2007 - 6/30/2008
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

=====================SELIGMAN MUNICIPAL FUND SERIES, INC.=====================
The Registrant, on behalf of each of its series, did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Seligman Municipal Fund Series, Inc.
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   (Registrant)


Signature                                    Title
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/s/ Brian T. Zino                            President, Director and Chief
-----------------------------                Executive Officer
Brian T. Zino                                (Principal Executive Officer)

Date: August 20, 2008